Revenue - Additional information (FY) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) channel	Dec. 31, 2019 USD ($)
Disaggregation of Revenue [Line Items]
Product returns (less than in 2019)			$ 300	$ 400
Unredeemed program awards	$ 300		400	200
Revenue (less than in 2019)	10,830	$ 12,226	$ 42,590	15,577
Number of revenue channels | channel			4
Loyalty Program
Disaggregation of Revenue [Line Items]
Revenue (less than in 2019)			$ 500	200
Shipping and Handling
Disaggregation of Revenue [Line Items]
Revenue (less than in 2019)	$ 500	$ 400
Cost of revenue			$ 1,500	$ 2,300